Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Mar. 15, 2023	Feb. 21, 2023	Jan. 01, 2023	Mar. 31, 2023	Dec. 31, 2022
Subsequent events
Common stock dividend declared				$ 0.11	$ 0.08
Payments of dividend				$ 14,640	$ 10,664
Repurchase of treasury shares				1,801	$ 229
Denver-Julesburg
Subsequent events
Property Plant and Equipment, Additions				$ 17,900
Restricted Stock [Member]
Subsequent events
RSU's vesting period				3 years
Subsequent Events [Member]
Subsequent events
Common stock dividend declared		$ 0.11
Payments of dividend	$ 14,600
Repurchase of treasury shares			$ 1,400
Repurchase of treasury shares (Shares)			222,498
Subsequent Events [Member] | Permian
Subsequent events
Property Plant and Equipment, Additions				$ 6,900